Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Acquisition of Shandong Simcere in 2006 CNY	Dec. 31, 2012 Acquisition of Jiangsu Quanyi in 2009 USD ($)	Dec. 31, 2012 Acquisition of Jiangsu Quanyi in 2009 CNY
Operating activities:
Net income (loss)	$ (2,312)	(14,403)	151,829	184,653
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Bad debt expense (reversal)	(99)	(618)	994	843
Inventory write-downs			3,205	4,846
Depreciation of property, plant and equipment	15,277	95,175	85,319	76,976
Amortization of intangible assets	5,330	33,206	33,731	37,128
Land use right expense	514	3,203	3,203	3,203
Impairment charges	15,609	97,247
Losses of equity method affiliated companies	780	4,859	12,192	14,716
Loss (gain) on disposals of property, plant and equipment	448	2,792	636	(1,463)
Gain arising from loss of control of a subsidiary	(3,979)	(24,789)
Deferred tax benefit	(6,659)	(41,487)	(66,208)	(27,722)
Share-based compensation	3,280	20,437	29,341	31,099
Unrealized foreign currency exchange losses (gains)	83	515	(5,489)	(4,742)
Changes in assets and liabilities, net of effects from acquisitions
Accounts and bills receivable	29,595	184,379	(393,128)	(181,260)
Inventories	927	5,776	(40,181)	12,077
Other current assets	(143)	(890)	(14,672)	(950)
Amounts due from related parties	467	2,909	(815)	1,443
Accounts and bills payables	(2,959)	(18,434)	30,932	(102,611)
Accrued payroll and employee benefits	(1,247)	(7,767)	19,589	4,891
Unrealized profit of inventory sold to an affiliated company	243	1,515
Other current liabilities and other liabilities	(5,021)	(31,284)	(27,261)	79,023
Amounts due to related parties	199	1,237	(110)	110
Net cash provided by (used in) operating activities	50,333	313,578	(176,893)	132,260
Investing activities:
Payment for purchase of property, plant and equipment and intangible assets	(11,773)	(73,349)	(164,255)	(188,828)
Decrease (increase) in deposits for purchase of land use rights	3,112	19,390	(52,390)
Proceeds from disposal of property, plant and equipment and land use right			18,365
Payments for acquisition of subsidiaries, net of cash acquired	(2,050)	(12,772)		(9,830)
Payment for establishment of an affiliated company	(4,528)	(28,211)
Decrease (increase) in pledged bank deposits	4,705	29,313	(47,574)	10,524
Advance received (made to) from an affiliated company			17,673	(14,071)
Net cash used in investing activities	(10,534)	(65,629)	(228,181)	(202,205)
Financing activities:
Proceeds from exercise of non-vested shares and share options	2	13	39	35
Payment for repurchase and retirement of ordinary shares	(19,570)	(121,923)	(31,955)	(127,499)
Proceeds from short term bank loans and other borrowings	178,758	1,113,679	918,150	350,000
Principal repayments of bank loans and other borrowings	(200,968)	(1,252,050)	(481,306)	(170,000)
Payment for acquisition of additional non-controlling interest	(2,149)	(13,388)	(52,805)	(150,274)
Payment from non-controlling interest for capital injection to a newly established subsidiary	96	600
Payment of dividends to the non-controlling interest	(1,045)	(6,514)	(9,175)
Net cash (used in) provided by financing activities	(44,876)	(279,583)	342,948	(97,738)
Effect of exchange rate changes on cash	(9)	(54)	(1,607)	(1,222)
Net decrease in cash	(5,086)	(31,688)	(63,733)	(168,905)
Cash at beginning of year	33,683	209,850	273,583	442,488
Cash at end of year	28,597	178,162	209,850	273,583
Cash paid during the period for:
Income taxes	4,685	29,186	48,393	37,528
Interest, net of capitalized interest	11,117	69,258	42,342	19,920
Non-cash investing and financing transactions:
Payable and accruals for acquisition of property, plant and equipment, land use right and intangible assets	6,393	39,829	78,546	78,791
Payable for acquisition of Jiangsu Quanyi			28,422	29,875
Payable for acquisition of non-controlling interest of Jilin Boda			13,388	26,153
Assets transfer out for acquisition of Jilin Boda				4,038
Gain arising from loss of control of Shanghai Simcere	3,979	24,789
Acquisition
Cash consideration paid					(9,830)	$ (2,050)	(12,772)